UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07117
Morgan Stanley Limited Duration Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices) (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: April 30, 2009
Date of reporting period: January 31, 2009
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Limited Duration Fund
Portfolio of Investments January 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	CORPORATE BONDS (37.0%)
	Aerospace & Defense (0.7%)
325	Bay Systems Holdings Inc. - 144A(a)	4.75%	08/15/10	$322,791

	Air Freight/Couriers (0.6%)
245	FedEx Corp.	5.50	08/15/09	246,064

	Biotechnology (0.2%)
80	Amgen Inc.	4.00	11/18/09	80,197

	Cable/Satellite TV (0.9%)
410	Comcast Cable Communications, Inc.	6.875	06/15/09	414,084

	Department Stores (0.2%)
95	Federated Department Stores, Inc.	6.30	04/01/09	94,588

	Drugstore Chains (0.8%)
355	CVS Corp.	4.00	09/15/09	355,074

	Electric Utilities (2.7%)
130	Columbus Southern Power Co.	4.40	12/01/10	128,917
130	Consumers Energy Co. (Series H)	4.80	02/17/09	129,945
285	Detroit Edison Co. (The)	6.125	10/01/10	289,887
155	Entergy Gulf States, Inc.	2.603	12/01/09	149,764
285	Pacific Gas & Electric Co.	3.60	03/01/09	284,690
190	Southwestern Public Service Co. (Series A)	6.20	03/01/09	190,236

				1,173,439

	Financial Conglomerates (6.6%)
85	Chase Manhattan Corp.	6.00	02/15/09	85,043
165	Citigroup Inc.	4.625	08/03/10	159,701
80	Citigroup Inc.	5.30	10/17/12	73,161
345	Citigroup Inc.	3.625	02/09/09	344,912
555	General Electric Capital Corp.	5.45	01/15/13	553,905
140	JPMorgan Chase & Co.	6.75	02/01/11	144,786
1295	JPMorgan Chase & Co.	3.125	12/01/11	1,333,054
220	Principal Life Income Funding Trust	5.15	06/17/11	204,366

				2,898,928

	Food Retail (0.7%)
290	Safeway, Inc.	7.50	09/15/09	297,202

	Food: Major Diversified (0.5%)
230	Kraft Foods Inc.	4.125	11/12/09	230,527

	Gas Distributors (0.8%)
115	NiSource Finance Corp.	2.723	11/23/09	108,665
240	Sempra Energy	4.75	05/15/09	238,646

				347,311

	Industrial Conglomerates (0.4%)
175	Honeywell International, Inc.	6.125	11/01/11	182,999

	Integrated Oil (0.9%)
360	Phillips Pete Co.	8.75	05/25/10	383,931

	Investment Banks/Brokers (3.9%)
1185	Goldman Sachs Group Inc. (The)	3.25	06/15/12	1,217,055
120	Goldman Sachs Group Inc. (The)	5.45	11/01/12	115,928
225	Goldman Sachs Group Inc. (The)	6.875	01/15/11	227,372
160	Merrill Lynch & Co.	5.45	02/05/13	152,017

				1,712,372

	Investment Managers (0.5%)
230	Mellon Funding Corp.	6.40	05/14/11	240,382

	Life/Health Insurance (1.3%)
410	Met Life Global - 144A(a)	4.625	08/19/10	399,873
170	Monumental Global Funding II - 144A(a)	4.375	07/30/09	168,969

				568,842

	Major Banks (6.7%)
180	Banco Santander Central Hispano Issuances Ltd. (Cayman Islands)	7.625	11/03/09	177,062

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
1155	Bank of America Corp.	3.125		06/15/12	1,181,610
225	Bank of America Corp.	4.875		09/15/12	216,324
155	Credit suisse USA Inc. (Switzerland)	6.125		11/15/11	157,930
510	HBOS Treasury Services PLC - 144A (a) (United Kingdom)	5.625		07/20/09	505,427
395	HSBC Finance Corp.	6.75		05/15/11	402,868
70	Wachovia Corp.	5.35		03/15/11	67,038
250	Wells Fargo Bank NA	6.45		02/01/11	256,849

					2,965,108

	Major Telecommunications (3.8%)
390	AT&T Inc.	2.959		02/05/10	382,496
280	Bellsouth Corp.	6.00		10/15/11	293,952
135	British Telecommunications PLC (United Kingdom)	8.625		12/15/10	141,803
325	Deutsche Telekom International Finance BV (Netherlands)	8.50		06/15/10	344,217
105	France Telecom SA (France)	7.75		03/01/11	111,070
425	Telecom Italia Capital SA (Luxembourg)	4.875		10/01/10	407,044

					1,680,582

	Managed Health Care (0.3%)
120	UnitedHealth Group Inc.	4.125		08/15/09	120,077

	Media Conglomerates (1.2%)
80	Time Warner, Inc.	2.405		11/13/09	78,175
155	Viacom Inc.	2.271		06/16/09	152,884
300	Viacom Inc.	5.75		04/30/11	287,079

					518,138

	Medical Specialties (0.6%)
310	Hospira, Inc.	1.948		03/30/10	282,232

	Motor Vehicles (0.8%)
345	DaimlerChrysler North American Holdings Co	2.426		03/13/09	337,901

	Oil Refining/Marketing (0.3%)
135	Enterprise Products Operating Note	7.50		02/01/11	137,793

	Packaged Software (0.3%)
140	Oracle Corp.	5.00		01/15/11	146,171

	Property — Casualty Insurers (0.2%)
125	Xlliac Global Funding - 144A(a)	4.80		08/10/10	111,534

	Railroads (0.7%)
305	Burlington Santa Fe Corp.	6.125		03/15/09	305,673

	Savings Banks (0.4%)
195	Sovereign Bancorp, Inc.	1.728		03/23/10	176,707

	TOTAL CORPORATE BONDS (Cost $16,729,522)				16,330,647

	U.S. Government Agencies — Mortgage-Backed Securities (6.9%)
296	Federal Home Loan Mortgage Corp.	7.50		10/01/26 - 08/01/32	314,754
5	Federal Home Loan Mortgage Corp. PC Gold	6.50		07/01/29 - 09/01/29	5,555
167	Federal Home Loan Mortgage Corp. PC Gold	7.50		01/01/30 - 07/01/32	178,461
415	Federal National Mortgage Assoc.	6.50		01/01/29 - 03/01/32	436,226
1	Federal National Mortgage Assoc.	7.00		03/01/32	1,357
167	Federal National Mortgage Assoc.	7.50		10/01/29 - 09/01/32	177,831
331	Federal National Mortgage Assoc. ARM	5.667		04/01/35	335,270
604	Government National Mortgage Assoc. II	4.625	(b)	08/20/29 - 09/20/29	605,085
197	Government National Mortgage Assoc. II	5.125	(b)	10/20/24 - 12/20/24	194,134
797	Government National Mortgage Assoc. II	5.375	(b)	06/20/22 - 05/20/23	812,804

	Total U.S. Government Agencies — Mortgage-Backed Securities (Cost $3,035,203)				3,061,478

	Asset-Backed Securities (6.9%)
119	Ameriquest Mortgage Securities Inc. 2004-R7 M5	1.54	(b)	08/25/34	12,496
38	Banc of America Securities Auto Trust 2006-G1 A3	5.18		06/18/10	38,346
726	Capital Auto Receivables Asset Trust 2007-SN1 A3A	5.38		07/15/10	706,008
750	DaimlerChrysler Auto Trust 2007-A A3A	5.00		02/08/12	710,861
950	Ford Credit Auto Owner Trust 2007-A A3A	5.40		08/15/11	918,223
650	Nissan Auto Receivable Owner Trust 2007-B	5.03		05/16/11	653,483

	Total Asset-Backed Securities (Cost $3,234,425)				3,039,417

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	U.S. Government Agency & Obligations (12.0%)
430	Federal Home Loan Mortgage Corp.	5.00	04/18/17	468,388
410	Federal Home Loan Mortgage Corp.	5.125	11/17/17	451,449
692	Federal Home Loan Mortgage Corp.	4.875	06/13/18	753,615
533	U.S. Treasury Bond	8.870 - 9.125	05/15/17 - 05/15/18	756,638
4615	U.S. Treasury Strip	0.00	11/15/19 - 11/15/21	2,876,964

	Total U.S. Government Agency & Obligations (Cost $5,202,920)			5,307,054

	Collateralized Mortgage Obligations (2.3%)
	U.S. Government Agencies
925	Federal Home Loan Mortgage Corp. 2182 ZC (Cost $990,464)	7.50	09/15/29	989,429

NUMBER OF
CONTRACTS
Call Options Purchased (0.0%)
40	90 day Euro $ September/2009 @ 97.75 (Cost $31,094)	19,250

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (34.4%)
	U.S. Government Agencies & Obligation (g) (31.5%)
4,400	Federal Home Loan Banks			4,399,016
4,700	Federal Home Loan Mortgage Corp.			4,697,847
4,400	Federal National Mortgage Assoc.			4,399,153
385	U.S. Treasury Bill (e)	0.50%	05/15/09	384,886

	Total U.S. Government Agencies & Obligation (Cost $13,878,642)			13,880,902

NUMBER OF
SHARES (000)
	Investment Company (h) (2.9%)
1,271	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (c) (Cost $1,270,974)		1,270,974

	Total Short-Term Investments (Cost $15,149,616)		15,151,876

	Total Investments (Cost $44,373,244) (d) (i)	99.5%	43,899,151
	Total Written Options Outstanding (Premium received $9,468)	0.0%	(5,588)
	Other Assets in Excess of Liabilities	0.5	216,276

	Net Assets	100.0%	$44,109,839

ARM	Adjustable Rate Mortgage. Interest rate in effect as of January 31, 2009.

(a)	Resale is restricted to qualified institutional investors.

(b)	Floating rate security, rate shown is the rate in effect at January 31, 2009.

(c)	May include cash designated as collateral in connection with open swap contracts.

(d)	Securities have been designated as collateral in an amount equal to $8,010,167 in connection with open futures and swap contracts.

(e)	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $18,375.

(g)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(h)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class,

an open-end management investment company managed by the Investment Adviser.

Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio —

Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds —

Money Market Portfolio — Institutional Class.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Options Written at January 31, 2009

NUMBER OF		STRIKE	EXPIRATION
CONTRACTS	DESCRIPTION,	PRICE	DATE	PREMIUM	VALUE

21	Call Options on Euro $2 Year Mid-Crv Futures	$98.25	September 2009	$6,556	$3,806

19	Call Options on Euro $2 Year Mid-Crv Futures	98.50	September 2009	2,912	1,781

				$9,468	$5,588

Futures Contracts Open at January 31, 2009:

NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

13	Long	U.S. Treasury Notes 5 year
		March 2009	$1,536,234	$(21,589)

1	Long	U.S. Treasury Notes 10 Year
		March 2009	122,656	(3,643)

6	Short	U.S. Treasury Bonds 20 year
		March 2009	(760,219)	(135)

18	Short	U.S. Treasury Notes 2 Year
		March 2009	(3,917,250)	(24,321)

		Total Unrealized Depreciation		$49,688

Interest Rate Swap Contracts Open at January 31, 2009:

	NOTIONAL		PAYMENTS		PAYMENTS			UNREALIZED
	AMOUNT		RECEIVED		MADE		TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)		BY FUND		BY FUND #		DATE	(DEPRECIATION)

Bank of America, N.A.		$580	Fixed Rate 5.07%		Floating Rate 0.00	#%	April 14, 2018	$35,490
Bank of America, N.A.		390	Fixed Rate 4.982		Floating Rate 0.00	#	April 15, 2018	22,456
Bank of America, N.A.	EUR	819	Fixed Rate 4.415		Floating Rate 0.00	^	October 7, 2018	(2,474)
Bank of America, N.A.		$3,901	Fixed Rate 4.778		Floating Rate 0.00	#	October 10, 2018	173,907
Bank of America, N.A.		2,391	Fixed Rate 5.557		Floating Rate 0.00	#	July 24, 2023	119,000
Bank of America, N.A.		1,543	Fixed Rate 4.797		Floating Rate 0.00	#	October 7, 2023	37,884
Bank of America, N.A.		2,090	Fixed Rate 3.44		Floating Rate 0.00	#	January 13, 2024	(41,466)
Barclays Bank PLC		603	Fixed Rate 4.14		Floating Rate 0.00	#	November 15, 2019	610,734
Deutsche Bank AG, New York	EUR	1,230	Fixed Rate 4.957		Floating Rate 0.00	^	July 24, 2018	31,718
Deutsche Bank AG, New York		$398	Fixed Rate 4.12		Floating Rate 0.00	^	November 15, 2021	403,126
Deutsche Bank AG, New York	EUR	3,075	Fixed Rate 5.268		Floating Rate 0.00	^	July 3, 2023	54,136
Goldman Sachs & Co.		$2,005	Fixed Rate 5.63		Floating Rate 0.00	#	February 28, 2018	171,608
Goldman Sachs & Co.		771	Fixed Rate 4.79		Floating Rate 0.00	#	October 7, 2023	18,748
JPMorgan Chase N.A. New York		2,100	Fixed Rate 4.782		Floating Rate 1.142	#	March 25, 2009	52,500
JPMorgan Chase N.A. New York		2,250	Fixed Rate 5.391		Floating Rate 2.192	#	June 6, 2009	29,385
JPMorgan Chase N.A. New York		2,260	Fixed Rate 5.486		Floating Rate 1.996	#	June 14, 2009	32,024
JPMorgan Chase N.A. New York		2,300	Fixed Rate 5.364		Floating Rate 1.466	#	June 28, 2009	36,846
JPMorgan Chase N.A. New York		2,225	Fixed Rate 5.357		Floating Rate 1.26	#	July 13, 2009	40,117
JPMorgan Chase N.A. New York		273	Fixed Rate 4.31		Floating Rate 0.00	#	November 15, 2019	276,369
JPMorgan Chase N.A. New York		427	Fixed Rate 4.03		Floating Rate 0.00	#	November 15, 2020	432,562
JPMorgan Chase N.A. New York		315	Fixed Rate 3.95		Floating Rate 0.00	#	May 15, 2021	318,621
JPMorgan Chase N.A. New York		548	Fixed Rate 4.14		Floating Rate 0.00	#	November 15, 2021	555,509
JPMorgan Chase N.A. New York		2,030	Fixed Rate 5.07		Floating Rate 0.00	#	January 13, 2024	(35,769)
UBS AG		128	Fixed Rate 4.53		Floating Rate 0.00	#	November 15, 2019	130,015
Bank of America, N.A.		$1,873	Floating Rate 0.00	#	Fixed Rate 5.38		July 24, 2018	(133,226)
Bank of America, N.A.		1,240	Floating Rate 0.00	#	Fixed Rate 4.80		October 7, 2018	(56,470)
Bank of America, N.A.		900	Floating Rate 0.00	#	Fixed Rate 3.115		January 13, 2019	22,059
Bank of America, N.A.		740	Floating Rate 0.00	#	Fixed Rate 5.47		April 14, 2023	(34,691)
Bank of America, N.A.		375	Floating Rate 0.00	#	Fixed Rate 5.38		April 15, 2023	(16,433)
Bank of America, N.A.		760	Floating Rate 1.353	#	Fixed Rate 4.242		October 10, 2038	(124,146)
Bank of America, N.A.		490	Floating Rate 0.00	#	Fixed Rate 2.905		January 13, 2039	18,836
Bank of America, N.A.	EUR	1,024	Floating Rate 0.00	^	Fixed Rate 4.390		October 7, 2023	16,682
Barclays Bank PLC		$985	Floating Rate 4.14	#	Fixed Rate 0.00	^^	November 15, 2019	(699,547)
Goldman Sachs & Co.	EUR	620	Floating Rate 0.00	#	Fixed Rate 4.80		October 7, 2018	(28,235)
Goldman Sachs & Co.		2,600	Floating Rate 0.00	#	Fixed Rate 6.035		February 28, 2023	(172,380)
Deutsche Bank AG, New York	EUR	2,460	Floating Rate 5.13	^	Fixed Rate 4.934		July 1, 2018	(22,257)
Deutsche Bank AG, New York		$700	Floating Rate 4.117	#	Fixed Rate 0.00	^^	November 15, 2021	(459,438)
Deutsche Bank AG, New York	EUR	1,537	Floating Rate 0.00	^	Fixed Rate 5.187		July 24, 2023	(62,239)
JPMorgan Chase N.A. New York		$880	Floating Rate 0.00	#	Fixed Rate 3.147		January 13, 2019	20,425
JPMorgan Chase N.A. New York		440	Floating Rate 4.314	#	Fixed Rate 0.00	^^	November 15, 2019	(312,488)
JPMorgan Chase N.A. New York		740	Floating Rate 4.026	#	Fixed Rate 0.00	^^	November 15, 2020	(505,450)
JPMorgan Chase N.A. New York		560	Floating Rate 3.946	#	Fixed Rate 0.00	^^	May 15, 2021	(375,026)
JPMorgan Chase N.A. New York		985	Floating Rate 4.141	#	Fixed Rate 0.00	^^	November 15, 2021	(646,495)
JPMorgan Chase N.A. New York		480	Floating Rate 0.00	#	Fixed Rate 2.977		January 13, 2039	16,027
UBS AG		205	Floating Rate 4.526	#	Fixed Rate 0.00	^^	November 15, 2019	(145,607)

			Net Unrealized Depreciation					$(197,053)

EUR Euro.

#	Floating rate represents USD-3 Months LIBOR.

^	Floating rate represents EUR-6 Months EURIBOR.

^^	Portfolio will make payments of $381,973.15, $301,898.25, $168,202.85, $312,833.44, $245,240.73, $438,716.37, $76,728.95, respectively, on termination date.

Credit Default Swap Contracts Open at January 31, 2009

		NOTIONAL						CREDIT
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	UNREALIZED	UPFRONT		RATING
REFERENCE OBLIGATION	PROTECTION	(000’s)	RATE	DATE	(DEPRECIATION)	PAYMENTS	VALUE	OF ISSUER*

Goldman Sachs International Dow Jones Index	Sell	780	0.35	June 20, 2012	$(34,042)	11,090	$(45,132)	NR
Barclays Bank Plc Dow Jones Index	Sell	683	0.60	December 20, 2012	(15,713)	22,818	(38,531)	NR

		Total Credit Default Swaps			$(49,755)	$33,908	$(83,663)

NR — Not Rated

*	Credit Rating as issued by Standard & Poors.

MS Limited Duration Fund
Notes to the Portfolio of Investments
FAS 157
1/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective May 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at January 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$43,879,901	$1,270,974	$42,608,927	—
Other Financial Instruments*	(282,834)	($36,026)	(246,808)	—

Total	$43,597,067	$1,234,948	$42,362,119	—

*	Other financial instruments include futures, options and swap contracts.
Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) interest rate/credit default swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (6) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Limited Duration Fund

/s/ Randy Takian

Randy Takian
Principal Executive Officer
March 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian

Randy Takian
Principal Executive Officer
March 19, 2009

/s/ Francis Smith

Francis Smith
Principal Financial Officer
March 19, 2009

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